Segmented Information	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segmented Information	Segmented Information
The Company provides comprehensive professional services in the area of infrastructure and facilities throughout North America and globally. It considers the basis on which it is organized, including geographic areas, to identify its reportable segments. Operating segments of the Company are defined as components of the Company for which separate financial information is available and are evaluated regularly by the chief operating decision maker when allocating resources and assessing performance. The chief operating decision maker is the CEO of the Company, and the Company’s operating segments are based on its regional geographic areas.

The Company’s reportable segments are Canada, United States, and Global. These reportable segments provide professional consulting in engineering, architecture, interior design, landscape architecture, surveying, environmental sciences, project management, and project economics services in the area of infrastructure and facilities.
Segment performance is evaluated by the CEO based on project margin and is measured consistently with project margin in the consolidated financial statements. Inter-segment revenues are eliminated on consolidation and reflected in the Adjustments and Eliminations column. Reconciliations of project margin to net income before taxes and discontinued operations is included in the consolidated statements of income.

Reportable segments from continuing operations

	For the year ended December 31, 2021
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $
Total gross revenue	1,257.7	2,431.5	998.7	4,687.9	(111.1)	4,576.8
Less inter-segment revenue	31.8	31.3	48.0	111.1	(111.1)	—
Gross revenue from external customers	1,225.9	2,400.2	950.7	4,576.8	—	4,576.8
Less subconsultants and other direct expenses	157.4	600.7	182.6	940.7	—	940.7
Total net revenue	1,068.5	1,799.5	768.1	3,636.1	—	3,636.1
Project margin	571.9	977.8	413.6	1,963.3	—	1,963.3

	For the year ended December 31, 2020
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $
Total gross revenue	1,272.6	2,675.1	880.6	4,828.3	(98.2)	4,730.1
Less inter-segment revenue	34.1	19.9	44.2	98.2	(98.2)	—
Gross revenue from external customers	1,238.5	2,655.2	836.4	4,730.1	—	4,730.1
Less subconsultants and other direct expenses	164.8	695.4	185.4	1,045.6	—	1,045.6
Total net revenue	1,073.7	1,959.8	651.0	3,684.5	—	3,684.5
Project margin	533.7	1,048.7	348.1	1,930.5	—	1,930.5

The following tables disclose disaggregation of revenue by geographic area and services:

Geographic information	Non-Current Assets		Gross Revenue
	December 31, 2021	December 31, 2020	For the year ended December 31
			2021	2020
	$	$	$	$
Canada	644.6	646.0	1,225.9	1,238.5
United States	1,880.0	1,430.0	2,400.2	2,655.2
United Kingdom	144.5	142.4	341.0	321.5
Australia	325.6	149.5	243.8	159.9
Other global geographies	273.1	175.0	365.9	355.0
	3,267.8	2,542.9	4,576.8	4,730.1
Non-current assets consist of property and equipment, lease assets, goodwill, and intangible assets. Geographic information is attributed to countries based on the location of the assets.

Gross revenue is attributed to countries based on the location of the project.

Gross revenue by services	For the year ended December 31,
	2021	2020
	$	$
Buildings	904.8	990.8
Energy & Resources	559.2	631.9
Environmental Services	831.7	749.3
Infrastructure	1,266.2	1,354.2
Water	1,014.9	1,003.9
Total gross revenue from external customers	4,576.8	4,730.1

Customers
The Company has a large number of clients in various industries and sectors of the economy. No particular customer exceeds 10% of the Company’s gross revenue.